Derivative Assets and Derivative Liabilities (Schedule of Derivative Gain (Loss) Settled and Open Positions) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) $ / T	Dec. 31, 2016 USD ($) $ / T
Zinc Commodity [member] | Option and Forward Contracts [member]
Disclosure of financial assets and liabilities [line items]
Tonnes settled	7,803
Average settled price per tonne	2,894
Settlement gains (losses) | $	$ (1,521)
Open positions - tonnes	6,500	7,803
Unrealized gains (losses) | $	$ (2,957)	$ 973
Zinc Commodity [member] | Option and Forward Contracts [member] | Bottom of range [member]
Disclosure of financial assets and liabilities [line items]
Price per tonne	2,500	2,650
Zinc Commodity [member] | Option and Forward Contracts [member] | Top of range [member]
Disclosure of financial assets and liabilities [line items]
Price per tonne	3,190	2,750
Lead Commodity [member] | Bottom of range [member]
Disclosure of financial assets and liabilities [line items]
Price per tonne	2,100
Lead Commodity [member] | Top of range [member]
Disclosure of financial assets and liabilities [line items]
Price per tonne	2,689
Lead Commodity [member] | Option and Forward Contracts [member]
Disclosure of financial assets and liabilities [line items]
Tonnes settled	4,465
Average settled price per tonne	2,361
Settlement gains (losses) | $	$ 19
Open positions - tonnes	6,000
Unrealized gains (losses) | $	$ (344)